SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 13, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 14, 2018
SUBSEQUENT EVENTS
Dividend declared (in dollars per share)	$ 0.20
Dividend declared	$ 47,500
Credit Facility
SUBSEQUENT EVENTS
Borrowings		$ 1,000,000	$ 0	$ 0
Borrowing capacity		$ 1,200,000	$ 1,200,000	$ 1,200,000	$ 1,200,000